Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Authorized shares of common stock (in shares)	1,000,000	1,000,000
Issued shares of common stock (in shares)	1,000,000	1,000,000
Outstanding shares of common stock (in shares)	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 5	$ 5
Dividends paid	$ 18.0	$ 27.0	$ 15.0
Non-cash capital increase	$ 11.3